Debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Remainder of 2025	$ 13,109
2026	13,312
2027	12,337
2028	5,215
2029	21,395
Thereafter	22,011
Long-term debt from VIEs	121,851	$ 189,143	$ 193,440
Debt issuance costs	(205)	(233)
Total long-term notes payable	121,646	188,910
Consolidated Entity, Excluding Consolidated VIE
Debt Instrument [Line Items]
2026		77,193
2027		12,897
2028		11,948
2029		4,840
2029		21,728
Thereafter		23,227
Long-term debt from VIEs	87,379	151,833
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Long-term debt from VIEs	$ 34,472	$ 37,310	$ 40,491